Property and Equipment - Schedule of Property and Equipment, Net (Details) (10K) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment			$ 109,493
Computer			3,086
Leasehold improvements			242,091
Transaction verification servers			451,281
Total cost			805,951
Accumulated depreciation and amortization			(316,531)
Property and equipment, net	$ 1,359		$ 489,420